PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment expected useful lives

Network and base station equipment:
Network infrastructure	3-50 years
Other	3-20 years

Land and buildings:
Buildings	7-99 years
Leasehold improvements	the term of the lease

Office equipment, vehicles and other:
Office equipment	2-7 years
Vehicles	2-10 years
Other	2-25 years

Schedule of net book value of property, plant and equipment

Balances of cost, accumulated depreciation, net book value as of December 31, 2021, 2020 and 2019 and movements of property, plant and equipment for the year ended December 31, 2021, 2020 and 2019 were as follows:

				Construction
			Office	in progress
	Network and		equipment,	and
	base station	Land and	vehicles and	equipment for
	equipment	buildings	other	installation	Total
Cost
January 1, 2019	593,133	33,834	54,287	25,457	706,711
Additions	4,162	39	1,117	64,398	69,716
Transferred into use	51,130	1,803	12,919	(65,852)	—
Arising on business combinations	194	27	73	4	298
Transfer to assets held for sale	(1,573)	555	—	—	(1,018)
Disposal	(26,870)	(428)	(3,091)	(186)	(30,575)
Disposal of VF Ukraine (Note 11)	(62,196)	(2,128)	(6,966)	(2,060)	(73,350)
Other	730	1,042	(1,125)	80	727
Foreign exchange differences	1,889	(188)	55	55	1,811
December 31,2019	560,599	34,556	57,269	21,896	674,320
Additions	(173)	434	729	74,032	75,022
Transferred into use	53,005	1,317	12,286	(66,608)	—
Arising on business combinations	578	4	6	—	588
Disposal of NVISION GROUP (Note 11)	—	—	(314)	(18)	(332)
Transfer to assets held for sale	(2,890)	(475)	(34)	(3)	(3,402)
Disposal	(38,293)	(447)	(4,405)	(255)	(43,400)
Other	(4)	675	30	35	736
Foreign exchange differences	2,286	495	520	74	3,375
December 31,2020	575,108	36,559	66,087	29,153	706,907
Additions	2,432	38	801	75,450	78,721
Transferred into use	57,666	748	11,499	(69,913)	—
Arising on business combinations	973	4,601	605	204	6,383
Transfer to assets held for sale	(992)	(1)	(24)	(27)	(1,044)
Disposal	(44,394)	(559)	(5,542)	334	(50,161)
Other	(341)	482	159	(137)	163
Foreign exchange differences	1,306	10	170	12	1,498
December 31,2021	591,758	41,878	73,755	35,076	742,467
Accumulated depreciation and impairment January 1, 2019	(380,014)	(10,217)	(40,037)	—	(430,268)
Charge for the year	(47,905)	(1,148)	(5,064)	—	(54,117)
Transfer to assets held for sale	762	(76)	(1)	—	685
Disposal	26,163	256	2,709	—	29,128
Disposal of VF Ukraine (Note 11)	40,717	1,056	5,540	—	47,313
Other	(962)	(616)	628	—	(950)
Foreign exchange differences	(767)	174	(39)	—	(632)
December 31, 2019	(362,006)	(10,571)	(36,264)	—	(408,841)
Charge for the year	(43,220)	(1,153)	(5,696)	—	(50,069)
Disposal of NVISION GROUP (Note 11)	—	—	236	—	236
Transfer to assets held for sale	1,899	146	(7)	—	2,038
Disposal	33,058	343	4,165	—	37,566
Other	(5)	(133)	(34)	—	(172)
Foreign exchange differences	(1,968)	(397)	(496)	—	(2,861)
December 31, 2020	(372,242)	(11,765)	(38,096)	—	(422,103)
Charge for the year	(44,387)	(1,204)	(7,548)	—	(53,139)
Transfer to assets held for sale	1,247	1	15	—	1,263
Disposal	38,225	435	5,062	—	43,722
Other	277	(99)	(4)	—	174
Foreign exchange differences	(1,016)	(6)	(112)	—	(1,134)
December 31, 2021	(377,896)	(12,638)	(40,683)	—	(431,217)
Net book value
December 31, 2020	202,866	24,794	27,991	29,153	284,804
December 31, 2021	213,862	29,240	33,072	35,076	311,250